Classification of Expenses By Nature (Tables)	12 Months Ended
Dec. 31, 2017
Expense By Nature [Abstract]
Summary of Expenses Classified By Nature

Expenses classified by nature for the years ended December 31, 2017 and 2016 are as follows:

	2017		2016
		(In millions of Korean won)
Advertising expenses	~~W~~	12,525	~~W~~	2,411
Fees and commissions		83,356		17,473
Operating lease expenses		2,205		1,921
Outsourcing expenses		5,189		3,230
Salaries		17,847		16,116
Expenses related to defined contribution plans		1,219		1,646
Employee benefits		2,169		1,988
Depreciation		375		340
Amortization		145		176
Other expenses		2,455		2,236
Total(*)	~~W~~	127,485	~~W~~	47,537

*Total cost of revenue, selling, general and administrative expenses, and research and development per the statement of comprehensive income.